Consolidated Balance Sheets - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015	[1]
Current assets:
Cash and cash equivalents	$ 84,045	$ 115,594	[2]
Accounts receivable, net of allowance for doubtful accounts of $31,844 and $14,053 in 2016 and 2015, respectively	75,708	88,370
Net investment in direct financing and sales-type leases	64,951	86,404
Trading containers	4,363	4,831
Containers held for sale	25,513	43,245
Prepaid expenses and other current assets	13,584	8,385
Insurance receivable	44,785	11,435
Due from affiliates, net	869	514
Total current assets	313,818	358,778
Restricted cash	58,078	33,917
Containers, net of accumulated depreciation of $990,784 and $814,790 at 2016 and 2015, respectively	3,720,334	3,696,311	[3]
Net investment in direct financing and sales-type leases	172,283	245,388	[3]
Fixed assets, net of accumulated depreciation of $10,136 and $9,836 at 2016 and 2015, respectively	1,993	1,663
Intangible assets, net of accumulated amortization of $40,762 and $35,709 at 2016 and 2015, respectively	15,197	20,250
Interest rate swaps, collars and caps	4,816	814
Deferred taxes	1,385	1,203
Other assets	8,075	6,988
Total assets	4,295,979	4,365,312	[4]
Current liabilities:
Accounts payable	12,060	10,477
Accrued expenses	9,721	6,816
Container contracts payable	11,990	41,356
Other liabilities	265	291
Due to owners, net	18,132	11,806
Credit facility	31,822
Secured debt facility	83,518
Term loan	30,771	31,097
Bonds payable	58,970	58,788
Total current liabilities	257,249	160,631
Credit facilities	1,085,196	1,013,252
Secured debt facilities	1,008,607	1,062,539
Term loan	363,961	403,500
Bonds payable	375,452	434,472
Interest rate swaps, collars and caps	1,204	3,412
Income tax payable	9,076	8,678
Deferred taxes	6,237	10,420
Other liabilities	2,259	2,523
Total liabilities	3,109,241	3,099,427
Textainer Group Holdings Limited shareholders' equity:
Common shares, $0.01 par value. Authorized 140,000,000 shares; 57,417,119 shares issued and 56,787,119 shares outstanding at 2016; 57,163,095 shares issued and 56,533,095 shares outstanding at 2015	575	572
Additional paid-in capital	390,780	385,020
Treasury shares, at cost, 630,000 shares	(9,149)	(9,149)
Accumulated other comprehensive income	(516)	(283)
Retained earnings	746,057	825,473
Total Textainer Group Holdings Limited shareholders’ equity	1,127,747	1,201,633
Noncontrolling interest	58,991	64,252
Total equity	1,186,738	1,265,885	[5]
Total liabilities and equity	$ 4,295,979	$ 4,365,312

[1]	Certain amounts as of December 31, 2015 have been restated for immaterial corrections of identified errors pertaining to the classification of certain leases (see Note 2 "Immaterial Correction of Errors in Prior Periods").
[2]	Certain amounts for the years ended December 31, 2015 and 2014 have been restated for immaterial corrections of identified errors pertaining to the classification of certain leases (see Note 2 "Immaterial Correction of Errors in Prior Periods").
[3]	Amounts as of December 31, 2015 have been restated for immaterial corrections of identified errors pertaining to the classification of certain leases (see Note 2 “Immaterial Correction of Errors in Prior Periods”).
[4]	Amounts for the years ended December 31, 2015 and 2014 have been restated for immaterial corrections of identified errors pertaining to the classification of certain leases (see Note 2 “Immaterial Correction of Errors in Prior Periods”).
[5]	Certain amounts for the years ended 2015, 2014 and 2013 have been restated for immaterial corrections of identified errors pertaining to the classification of certain leases (see Note 2 “Immaterial Correction of Errors in Prior Periods”).